CASH FLOW INFORMATION (Tables)	6 Months Ended
Dec. 31, 2019
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	12/31/2019	12/31/2018
Investment activities
Investment in kind in other related parties (Note 14)	588,857	—
Non-monetary contributions in joint ventures (Note 11)	250,000	97,096
	838,857	97,096

	12/31/2019	12/31/2018
Financing activities
Parent company investment	—	(10,710,438)
	—	(10,710,438)